UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08873

American Fidelity Dual Strategy Fund, Inc.
(Exact name of registrant as specified in charter)

2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106
(Address of principal executive offices) (Zip code)

Stephen P. Garrett American Fidelity Assurance Company 2000 N. Classen Boulevard Oklahoma City, Oklahoma 73106
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (405) 523-5200

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2013

Item 1.  Schedule of Investments

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
September 30, 2013

		Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets
Apparel and Accessory Stores:
Michael Kors Holdings Limited * **	7,350	$547,722	0.28%
Ross Stores, Inc.	13,032	948,729	0.49%
The Gap, Inc.	19,832	798,833	0.41%
The TJX Companies, Inc.	17,386	980,397	0.51%
		3,275,681	1.69%
Apparel and Other Finished Products:
Hanesbrands Inc.	21,041	1,311,065	0.68%
		1,311,065	0.68%
Auto Dealers, Gas Stations:
Autozone, Inc. *	2,114	893,651	0.46%
O'Reilly Automotive, Inc. *	17,073	2,178,344	1.12%
		3,071,995	1.58%
Building Construction-General Contractors:
PulteGroup, Inc.	53,680	885,720	0.46%
		885,720	0.46%
Building Materials and Garden Supplies:
Lowe's Companies, Inc.	23,000	1,095,030	0.56%
The Home Depot, Inc.	21,888	1,660,205	0.86%
		2,755,235	1.42%
Business Services:
Accenture plc **	17,735	1,306,005	0.67%
Alliance Data Systems Corporation *	6,500	1,374,555	0.71%
CA, Inc.	20,900	620,103	0.32%
Equifax Inc.	14,384	860,882	0.44%
Fidelity National Information Services, Inc.	18,888	877,159	0.45%
Google Inc. *	2,940	2,575,175	1.33%
International Business Machines Corporation	25,061	4,640,796	2.39%
MasterCard Incorporated.	1,400	941,892	0.49%
MedAssets, Inc. *	17,300	439,766	0.23%
Microsoft Corporation	71,594	2,384,796	1.23%
Oracle Corporation	55,006	1,824,549	0.94%
Symantec Corporation	33,843	837,614	0.43%
Synopsys, Inc. *	25,297	953,697	0.49%
Vantiv, Inc. *	14,400	402,336	0.21%
Visa Inc.	4,909	938,110	0.48%
Yandex N.V. * **	7,950	289,539	0.15%
		21,266,974	10.96%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
September 30, 2013

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Chemicals and Allied Products:
Abbott Laboratories	84,103	$2,791,378	1.44%
AbbVie Inc.	12,500	559,125	0.29%
Agrium Inc. **	1,400	117,642	0.06%
Air Products & Chemicals, Inc.	1,200	127,884	0.07%
Albemarle Corporation	2,000	125,880	0.06%
Amgen Inc.	8,235	921,825	0.47%
Biogen Idec Inc. *	3,667	882,866	0.44%
Celanese Corporation	2,485	131,183	0.07%
Celgene Corporation *	11,460	1,764,038	0.91%
CF Industries Holdings, Inc.	600	126,498	0.07%
Colgate-Palmolive Company	10,800	640,440	0.33%
E.I. du Pont de Nemours and Company	2,200	128,832	0.07%
Eastman Chemical Company	1,600	124,640	0.06%
Eli Lilly and Company	19,800	996,534	0.51%
Gilead Sciences, Inc. *	33,507	2,105,580	1.08%
Jazz Pharmaceuticals Public Limited Company * **	5,100	469,047	0.24%
Johnson & Johnson	30,650	2,657,049	1.37%
Lyondellbasell Industries N.V. **	5,450	399,104	0.21%
Merck & Co., Inc.	56,200	2,675,682	1.38%
Monsanto Company	7,805	814,608	0.42%
Mylan Inc. *	37,088	1,415,649	0.73%
Pfizer Inc.	19,400	556,974	0.29%
PPG Industries, Inc.	6,699	1,119,135	0.58%
Regeneron Pharmaceuticals, Inc. *	2,000	625,740	0.32%
The Dow Chemical Company	3,300	126,720	0.07%
		22,404,053	11.54%
Communications:
CBS Corporation	42,613	2,350,533	1.21%
Comcast Corporation	17,200	776,580	0.40%
Dish Network Corporation *	10,100	454,601	0.23%
Level 3 Communications, Inc. *	42,050	1,122,314	0.58%
Liberty Interactive Corporation *	15,650	367,306	0.19%
NeuStar, Inc. *	7,300	361,204	0.19%
SBA Communications Corporation *	5,950	478,737	0.25%
Scripps Networks Interactive, Inc.	11,580	904,514	0.47%
Verizon Communications Inc.	23,000	1,073,180	0.55%
Viacom Inc.	7,250	605,955	0.31%
		8,494,924	4.38%
Construction-Special Trade:
Chicago Bridge & Iron Company N.V. **	6,450	437,117	0.22%
		437,117	0.22%
Depository Institutions:
Capital One Financial Corporation	6,100	419,314	0.22%
Fifth Third Bancorp	22,300	402,292	0.20%
JPMorgan Chase & Co.	7,800	403,182	0.21%
KeyCorp	34,300	391,020	0.20%
Regions Financial Corporation	43,300	400,958	0.21%
SunTrust Banks, Inc.	12,400	402,008	0.21%
U.S. Bancorp	43,500	1,591,230	0.82%
		4,010,004	2.07%
Durable Goods, Wholesale:
Reliance Steel & Alumnium Co.	1,800	131,886	0.07%
		131,886	0.07%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
September 30, 2013

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Eating and Drinking Places:
Bloomin' Brands, Inc. *	17,250	$407,273	0.21%
		407,273	0.21%
Electric, Gas, and Sanitary Services:
Ameren Corporation	8,800	306,592	0.16%
American Electric Power Company, Inc.	6,800	294,780	0.15%
Centerpoint Energy, Inc.	12,200	292,434	0.15%
Edison International	6,400	294,784	0.15%
Entergy Corporation	4,600	290,674	0.15%
Exelon Corporation	9,500	281,580	0.15%
FirstEnergy Corp.	7,700	280,665	0.14%
Pinnacle West Capital Corporation	5,400	295,596	0.15%
Public Service Enterprise Group Incorporated	8,800	289,784	0.15%
		2,626,889	1.35%
Electronic and Other Electric Equipment:
Amphenol Corporation	8,000	619,040	0.32%
NXP Semiconductors N.V. * **	6,550	243,726	0.12%
Qualcomm Incorporated	26,726	1,800,263	0.93%
Skyworks Solutions, Inc. *	34,610	859,712	0.44%
Spectrum Brands Holdings, Inc.	7,900	520,136	0.27%
Texas Instruments Incorporated	35,200	1,417,504	0.73%
Xilinx, Inc.	13,500	632,610	0.33%
		6,092,991	3.14%
Engineering, Accounting, Research, Mgmt and Relation Services:
Covance Inc. *	4,600	397,716	0.20%
		397,716	0.20%
Fabricated Metal Products:
Ball Corporation	2,700	121,176	0.06%
Harsco Corporation	14,300	356,070	0.18%
Parker-Hannifin Corporation	4,850	527,292	0.27%
Visteon Corporation *	3,700	279,868	0.15%
		1,284,406	0.66%
Food and Kindred Products:
Anheuser-Busch InBev SA/NV **	7,200	714,240	0.37%
Archer-Daniels-Midland Company	4,200	154,728	0.08%
Bunge Limited **	2,000	151,820	0.08%
Dr Pepper Snapple Group, Inc.	12,600	564,732	0.29%
Green Mountain Coffee Roasters, Inc. *	4,750	357,818	0.18%
Ingredion Incorporated	2,400	158,808	0.08%
Monster Beverage Corporation *	6,850	357,912	0.18%
PepsiCo, Inc.	12,150	965,925	0.50%
The Hershey Company	4,100	379,250	0.20%
		3,805,233	1.96%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
September 30, 2013

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Food Stores:
GNC Holdings, Inc.	7,150	$390,605	0.20%
Safeway Inc.	17,800	569,422	0.29%
		960,027	0.49%
General Merchandise:
Macy's, Inc.	28,835	1,247,690	0.64%
Wal-Mart Stores, Inc.	10,400	769,184	0.40%
		2,016,874	1.04%
Health Services:
Laboratory Corporation of America Holdings *	7,000	693,980	0.36%
		693,980	0.36%
Heavy Construction Non-Building:
Fluor Corporation	42,400	3,008,704	1.55%
KBR, Inc.	16,700	545,088	0.28%
		3,553,792	1.83%
Holding and Other Investment Offices:
Brookfield Asset Management Inc. **	61,800	2,311,320	1.19%
Extra Space Storage Inc.	9,700	443,775	0.23%
		2,755,095	1.42%
Home Furniture and Equipment:
Bed Bath & Beyond Inc. *	19,950	1,543,332	0.80%
Gamestop Corp.	14,700	729,855	0.37%
Williams-Sonoma, Inc.	6,800	382,160	0.20%
		2,655,347	1.37%
Hotels, Other Lodging Places:
Starwood Hotels & Resorts Worldwide, Inc.	13,229	879,067	0.45%
Wyndham Worldwide Corporation	8,700	530,439	0.28%
Wynn Resorts, Limited	2,750	434,528	0.22%
		1,844,034	0.95%
Industrial Machinery and Equipment:
Apple Computer, Inc.	6,005	2,862,883	1.47%
Caterpillar Inc.	7,850	654,454	0.34%
Cisco Systems, Inc.	59,963	1,404,333	0.72%
Cummins Engine, Inc.	11,111	1,476,319	0.76%
Dover Corporation	29,200	2,623,036	1.35%
EMC Corporation	33,179	848,055	0.44%
F5 Networks, Inc. *	9,988	856,571	0.44%
Hewlett-Packard Company	12,700	266,446	0.14%
Joy Global Inc.	3,400	173,536	0.09%
National Oilwell Varco, Inc.	19,950	1,558,295	0.80%
NetApp, Inc.	29,963	1,277,023	0.66%
Pitney Bowes, Inc.	29,400	534,786	0.28%
SanDisk Corporation	15,011	893,305	0.46%
The Timken Company	8,400	507,360	0.26%
Western Digital Corporation	22,269	1,411,855	0.73%
		17,348,257	8.94%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
September 30, 2013

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Instruments and Related Products:
3M Company	4,600	$549,286	0.28%
Agilent Technologies, Inc.	18,280	936,850	0.48%
Baxter International Inc.	30,750	2,019,967	1.04%
Becton, Dickinson and Company	9,135	913,682	0.47%
Danaher Corporation	12,737	882,929	0.46%
KLA-Tencor Corporation	15,580	948,043	0.49%
Medtronic, Inc.	16,225	863,981	0.45%
Northrop Grumman Corporation	11,400	1,085,964	0.56%
Raytheon Company	8,100	624,267	0.32%
Rockwell Automation , Inc.	8,725	933,052	0.48%
Roper Industries, Inc.	4,500	597,915	0.31%
St. Jude Medical, Inc.	10,200	547,128	0.28%
Waters Corporation *	4,200	446,082	0.23%
Zimmer Holdings, Inc.	6,700	550,338	0.28%
		11,899,484	6.13%
Insurance Carriers:
Aetna Inc.	8,800	563,376	0.29%
Assurant, Inc.	7,400	400,340	0.21%
Axis Capital Holdings Limited **	35,300	1,528,843	0.79%
Berkshire Hathaway Inc. *	18,000	2,043,180	1.05%
Cigna Corporation	6,900	530,334	0.27%
CNO Financial Group, Inc.	33,650	484,560	0.25%
Genworth Financial, Inc. *	31,550	403,525	0.21%
Humana Inc.	5,900	550,647	0.28%
Lincoln National Corporation	9,200	386,308	0.20%
Metlife Capital Trust, Inc.	7,900	370,905	0.19%
Principal Financial Group, Inc.	9,000	385,380	0.20%
Prudential Financial, Inc.	5,200	405,496	0.21%
RenaissanceRe Holdings Ltd. **	21,550	1,950,921	1.00%
The Chubb Corporation	4,700	419,522	0.22%
The Hartford Financial Services Group, Inc.	12,400	385,888	0.20%
The Travelers Companies, Inc.	4,900	415,373	0.21%
UnitedHealth Group Incorporated	7,300	522,753	0.27%
Unum Group	13,200	401,808	0.21%
Wellcare Health Plans, Inc. *	5,250	366,135	0.19%
Wellpoint, Inc.	6,800	568,548	0.29%
		13,083,842	6.74%
Leather and Leather Products:
Coach, Inc.	12,176	663,957	0.34%
		663,957	0.34%
Lumber and Wood Products:
Leucadia National Corporation	71,850	1,957,194	1.01%
		1,957,194	1.01%
Metal Mining:
Cliffs Natural Resources Inc.	5,400	110,700	0.06%
Freeport-McMoRan Copper & Gold Inc.	11,200	370,496	0.19%
		481,196	0.25%
Mining, Quarry Nonmetal Minerals:
Teck Resources Limited **	4,400	118,096	0.06%
		118,096	0.06%
Miscellaneous Retail:
CVS Caremark Corp	22,168	1,258,034	0.65%
Express Scripts Holding Company *	12,500	772,250	0.40%
HSN, Inc.	7,250	388,745	0.20%
Omnicare, Inc.	7,950	441,225	0.22%
PetSmart, Inc.	11,612	885,531	0.46%
		3,745,785	1.93%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
September 30, 2013

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Nondepository Institutions:
American Express Company	11,660	$880,563	0.46%
CIT Group Inc. *	7,850	382,845	0.20%
Discover Financial Services	8,200	414,428	0.21%
SLM Corporation	16,600	413,340	0.21%
		2,091,176	1.08%
Nondurable Goods-Wholesale:
Amerisource Bergen Corporation	16,250	992,875	0.51%
Cardinal Health, Inc.	5,100	265,965	0.14%
McKesson Corporation	15,197	1,949,775	1.00%
		3,208,615	1.65%
Oil and Gas Extraction:
Anadarko Petroleum Corporation	5,200	483,548	0.25%
Apache Corporation	3,600	306,504	0.16%
Diamond Offshore Drilling, Inc.	4,600	286,672	0.15%
Encana Corporation **	101,100	1,752,063	0.90%
Eni S.p.A **	6,600	303,798	0.16%
EOG Resources, Inc.	3,500	592,480	0.31%
Helmerich & Payne, Inc.	4,700	324,065	0.17%
Nabors Industries Ltd. **	19,400	311,564	0.16%
Noble Corporation **	57,500	2,171,775	1.12%
Noble Energy, Inc.	6,200	415,462	0.21%
Occidental Petroleum Corporation	3,500	327,390	0.17%
Patterson-UTI Energy, Inc.	15,400	329,252	0.16%
Royal Dutch Shell PLC **	4,800	315,264	0.16%
Schlumberger N.V. (Schlumberger Limited) **	26,950	2,381,302	1.23%
SM Energy Company	5,550	428,405	0.22%
Southwestern Energy Company *	8,500	309,230	0.16%
Talisman Energy Inc. **	28,800	331,200	0.17%
Transocean LTD. **	6,600	293,700	0.15%
		11,663,674	6.01%
Paper and Allied Products:
International Paper Company	2,500	112,000	0.06%
Kimberly-Clark Corporation	7,500	706,650	0.36%
Packaging Corporation of America	8,050	459,575	0.24%
		1,278,225	0.66%
Petroleum Refining and Related Industries:
BP PLC-Spons ADR **	7,300	306,819	0.16%
Chevron Corporation	2,592	314,928	0.16%
ConocoPhillips	4,500	312,795	0.16%
Exxon Mobil Corporation	3,400	292,536	0.15%
Hess Corporation	4,000	309,360	0.16%
Total SA **	5,500	318,560	0.16%
		1,854,998	0.95%
Printing, Publishing, & Allied Lines:
Acco Brands Corporation *	41,650	276,556	0.14%
		276,556	0.14%
Railroad Transportation:
Union Pacific Corporation	11,269	1,750,526	0.90%
		1,750,526	0.90%
Real Estate:
CBRE Group, Inc. *	13,150	304,160	0.16%
PICO Holdings, Inc. *	92,450	2,002,467	1.03%
		2,306,627	1.19%

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
Unaudited Schedule of Portfolio Investments
September 30, 2013

Fair Value
Common Stock:	Shares or Principal Amount	Amount	Percentage of Net Assets

Rubber & Miscellaneous Plastic Products:
The Goodyear Tire & Rubber Company	57,300	$1,286,385	0.66%
		1,286,385	0.66%
Security and Commodity Brokers:
Ameriprise Financial, Inc.	8,400	765,072	0.39%
Blackrock, Inc.	3,198	865,442	0.44%
Franklin Resources, Inc.	26,057	1,317,181	0.68%
The Goldman Sachs Group, Inc.	2,400	379,704	0.20%
		3,327,399	1.71%
Service Necessity:
Subsea 7 S.A. **	49,300	1,022,975	0.53%
		1,022,975	0.53%
Textile Mill Products:
Mohawk Industries, Inc. *	5,800	755,450	0.39%
		755,450	0.39%
Transportation By Air:
Bristow Group Inc.	24,000	1,746,240	0.90%
Copa Holdings, S.A. **	3,050	422,944	0.22%
		2,169,184	1.12%
Transportation Equipment:
Autoliv, Inc.	6,400	559,296	0.29%
Ford Motor Company	27,600	465,612	0.24%
General Dynamics Corporation	7,200	630,144	0.32%
Lockheed Martin Corporation	5,100	650,505	0.33%
Polaris Industries Inc.	10,600	1,369,308	0.71%
The Boeing Company	13,481	1,584,018	0.82%
TRW Automotive Holdings Corp *	7,400	527,694	0.27%
		5,786,577	2.98%
Transportation Services:
priceline.com Incorporated *	2,309	2,334,284	1.20%
		2,334,284	1.20%
Total common stocks (cost $152,422,128)		187,548,773	96.62%
Short-Term Investments:
AIM Money market funds (.020075% at September 30, 2013)	6,178,926	6,178,926	3.18%
Total short-term investments (cost $6,178,926)		6,178,926	3.18%
Total investments (cost $158,601,054)		193,727,699	99.80%
Other assets and liabilities, net		386,447	0.20%
Total net assets		$194,114,146	100.00%

* Presently not producing dividend income
** Foreign Investments (10.57% of net assets)

Fair Value Measurements

In accordance with guidance on fair value measurements and disclosures, the Fund groups its financial assets at fair value in three levels, based on inputs and assumptions used to determine the fair value.  The levels are as follows:

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of September 30, 2012.

Level 1 -	Quoted Prices	$193,727,699
Level 2 -	Other Significant Observable Inputs	-
Level 3 -	Significant Unobservable Inputs	-
	Total	$193,727,699

Item 2.  Controls and Procedures

Based on their evaluation (as required by Rule 30a-3(b)) of the Fund’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c)) as of a date within 90 days of the filing date of this report, each of David R. Carpenter, the Fund’s principal executive officer, and Robert D. Brearton, the Fund’s principal financial officer, has concluded that, in his judgment, the Fund’s Disclosure Controls and Procedures are effective.

There was no change in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits

Exhibit No.	Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FIDELITY DUAL STRATEGY FUND, INC.
By: __/s/ David R. Carpenter______
David R. Carpenter Principal Executive Officer

Date: October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

___/s/ David R. Carpenter__ David R. Carpenter Principal Executive Officer

Date:  October 22, 2013

___/s/ Robert D. Brearton___ Robert D. Brearton Principal Financial Officer

Date:  October 22, 2013

EXHIBIT INDEX

Exhibit No.	Description	Method of Filing

99.1	CEO Certification	Filed herewith electronically

99.2	CFO Certification	Filed herewith electronically